Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable	3 Months Ended
Mar. 31, 2022 shares
Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	5,039,511
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 10 days
Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	3,050,249
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 24 days
$0.00 - $12.06 [Member] | Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	869,350
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 9 days
$0.00 - $12.06 [Member] | Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	869,350
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 9 days
$12.07 - $15.34 [Member] | Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	1,176,127
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 7 months 28 days
$12.07 - $15.34 [Member] | Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	1,136,881
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 7 months 20 days
$15.35 - $19.31 [Member] | Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	845,592
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 5 months 4 days
$15.35 - $19.31 [Member] | Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	558,563
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 28 days
$19.32 - $24.17 [Member] | Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	1,131,944
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 28 days
$19.32 - $24.17 [Member] | Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	476,053
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 8 months 15 days
$24.18 - $50.07 [Member] | Options Outstanding [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	1,016,498
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 10 days
$24.18 - $50.07 [Member] | Options Exercisable [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Shares Outstanding	9,402
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 5 months 26 days